Shareholder Fees	Dec. 14, 2020
First Trust International Developed Capital Strength ETF | First Trust International Developed Capital Strength ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none